COMMON SHARES COMMON SHARES, NARRATIVE (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments	8,700,000,000	1,300,000,000	7,000,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share Based Compensation Arrangements by Share Based Payment Award Options Expiration Term	7 years
Allocated Share-based Compensation Expense	9,000,000	6,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	85,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	118,000,000